Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equipment, Net [Abstract]
Schedule of Equipment, Net

Equipment, net, consists of the following:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Lab equipment	1,475,671	1,486,392
Computer equipment	32,427	31,746
Furniture and fixtures	35,222	35,332
Leasehold improvements	201,807	201,515
	1,745,127	1,754,985
Less: accumulated depreciation	(1,389,853)	(1,230,457)
Equipment, net	355,274	524,528

Equipment, net, consists of the following:

	June 30, 2024	June 30, 2023
	US$	US$

Lab equipment	1,486,392	1,446,527
Computer equipment	31,746	31,135
Furniture and fixtures	35,332	35,412
Leasehold improvements	201,516	201,994
	1,754,985	1,715,068
Less: accumulated depreciation	(1,230,457)	(996,371)
Equipment, net	524,528	718,697